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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number	811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3277 West Fork Road, Cincinnati, OH 45247

(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO     3277 West Fork Rd., Cincinnati, OH 45247

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-347-3344

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2002

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports To Stockholders
Annual report attached hereto.

Item 2.   Code of Ethics.

Not applicable to Annual Reports for the period ended December 31, 2002.

Item 3.   Audit Committee Financial Expert.

Not applicable to Annual Reports for the period ended December 31, 2002.

Items 4-8.   [Reserved]

Item 9.   Controls and Procedures.

Not applicable to Annual Reports for the period ended December 31, 2002.

Item 10.   Exhibits.

Certification Required by Item 10(b) of Form N-CSR are Filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly

Johnson Mutual Funds Trust

/s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: February 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

/s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: February 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly

Johnson Mutual Funds Trust

/s/ Marc E. Figgins

Marc E. Figgins, CFO

Date: February 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated

/s/ Marc E. Figgins

Marc E. Figgins, CFO

Date: February 28, 2003

ANNUAL REPORT	DECEMBER 31, 2002

•	JIC Institutional Bond Fund I
•	JIC Institutional Bond Fund II
•	JIC Institutional Bond Fund III

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	December 31, 2002

Our Message to You
Performance Review – December 31, 2002
JIC Institutional Bond Fund I
JIC Institutional Bond Fund II
JIC Institutional Bond Fund III
Portfolio of Investments as of December 31, 2002
JIC Institutional Bond Fund I
JIC Institutional Bond Fund II
JIC Institutional Bond Fund III
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights
JIC Institutional Bond Fund I
JIC Institutional Bond Fund II
JIC Institutional Bond Fund III
Notes to the Financial Statements
INDEPENDENT AUDITOR’S REPORT
Trustees and Officers
Exhibit 99 - Certifications

Our Message to You	1

Performance Review and Management Discussion
JIC Institutional Bond Fund I	2
JIC Institutional Bond Fund II	3
JIC Institutional Bond Fund III	4

Portfolio of Investments
JIC Institutional Bond Fund I	5-6
JIC Institutional Bond Fund II	7-8
JIC Institutional Bond Fund III	9-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Change in Net Assets	13

Financial Highlights
JIC Institutional Bond Fund I	14
JIC Institutional Bond Fund II	15
JIC Institutional Bond Fund III	16

Notes to the Financial Statements	17-19

Report of the Independent Auditors	20

Trustees and Officers Table	21

Trustees, Officers, Transfer Agent, Fund Accountant
Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

February 26, 2003

Dear Shareholder:

We are pleased to present you with the Johnson Mutual Funds 2002 Annual Report. On the next several pages, we have provided commentary on the performance of each of the Funds for the year as well as the relative performance compared to an appropriate index. The remainder of the report provides the holdings of each Johnson Mutual Fund as well as other financial data and notes.

In spite of the negative returns experienced by the stock market, the bond market posted solid returns for 2002 as the Lehman Intermediate Government/Credit Index returned 9.84% for the year. Investor insecurity in the stock markets and lower interest rates were instrumental in these positive returns. Investors fled the stock markets for the fixed income markets and pushed prices higher and yields lower. The question of when interest rates will rise is a prevalent one for investors. It is important for investors to remember that rising interest rates will cause downward pressure on the prices of fixed income portfolios. The year begins with factors that weigh on investor’s minds including a possible war with Iraq, political unrest with other countries and an economy that still struggles. These situations definitely provide uncertainty that the financial markets do not like.

We are optimistic that the resiliency of our nation will ultimately move our markets in 2003. Economic growth is improving and the outlook for the consumer remains positive. We expect capital spending to resume as companies look toward the future. Fiscal and monetary measures continue to be aggressive.

Thank you for your continued confidence by selecting Johnson Mutual Funds to help meet your long term financial goals. As always, please feel free to call us at (513) 661-3100 or (800) 541-0170 as you have needs.

Sincerely,

Timothy E. Johnson

JIC Institutional Bond Fund I	Performance Review – December 31, 2002

	JIC	Merrill Lynch
	Institutional	1-3 year Government
	Bond Fund I	Corporate Index

8/31/00	10000	10000
9/30/00	10055	10078
12/31/00	10323	10347
3/31/01	10605	10648
6/30/01	10743	10786
9/30/01	11096	11160
12/31/01	10980	11248
3/31/02	10864	11246
6/30/02	11123	11521
9/30/02	11439	11794
12/31/02	11655	11934

For periods ending December 31, 2002:

	Average Annual
	Total Returns (a)

	1 Year	2.3 Years (b)

JIC Institutional Bond Fund I	6.14%	6.37%
Merrill Lynch 1-3 year Government Corporate Index	6.10%	7.87%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Inception of the JIC Institutional Bond Fund I was August 31, 2000. The average annual total return numbers are not annualized.

[Quality Allocation]

AAA	47.27
AA	16.79
A	35.90

How did the JIC Institutional Bond Fund I perform relative to the market?

The JIC Institutional Bond Fund I had a total return of 6.14% for the year compared with 6.10% for the Merrill Lynch 1-3 Year Government Corporate Index. Another exceptional year for the bond market was driven by lower interest rates as investors flocked to the safety of high quality bonds amid economic uncertainty, stock market weakness, corporate scandal, and geopolitical risks. The Fund was able to outperform the index mainly due to its maturity structure and quality focus. The Fund had a longer duration than that of the index and some exposure to 3-5 year maturities, which the index does not. Both of these aspects of yield curve structure were beneficial in the falling interest rate environment. Also, the quality focus of the Fund’s corporate bond allocation was advantageous. While corporate bonds underperformed Treasury bonds, the quality selection of the Fund allowed its relative return to be less adversely affected.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. We will shorten duration on opportunities to ensure principal protection and contracting corporate bond yield spreads should benefit the Fund’s bond allocation.

The Fund maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

JIC Institutional Bond Fund I Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund II	Performance Review – December 31, 2002

	JIC	Merrill Lynch
	Institutional	3-5 year Government
	Bond Fund II	Corporate Index

8/31/00	10000	10000
9/30/00	10061	10109
12/31/00	10449	10485
3/31/01	10777	10858
6/30/01	10843	10929
9/30/01	11403	11497
12/31/01	11267	11471
3/31/02	11125	11436
6/30/02	11519	11890
9/30/02	11993	12496
12/31/02	12264	12698

For periods ending December 31, 2002:

	Average Annual
	Total Returns (a)

	1 Year	2.3 Years (b)

JIC Institutional Bond Fund II	8.85%	8.72%
Merrill Lynch 3-5 year Government Corporate Index	10.70%	10.77%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund II was August 31, 2000. The average annual total return numbers are not annualized.

[Quality Allocation]

AAA	48.21
AA	12.70
A	37.90
BBB	1.19

How did the JIC Institutional Bond Fund II perform relative to the market?

The JIC Institutional Bond Fund II had a total return of 8.85% for the year compared with 10.70% for the Merrill Lynch 3-5 Year Government Corporate Index. Another exceptional year for the bond market was driven by lower interest rates as investors flocked to the safety of high quality bonds amid economic uncertainty, stock market weakness, corporate scandal, and geopolitical risks. The Fund lagged the Merrill Lynch Index not because it performed poorly, but because the Merrill Lynch Index had an exceptional year. The Fund actually outperformed the average Lipper Intermediate Bond Fund (8.14%) by a wide margin.

The Fund lagged the index for two main reasons: maturity structure and sector allocation. The maturity structure of the Fund is purposefully very different from the index to ensure tax efficiency. While the Fund contains laddered maturities from 1-10 years, the index has a compact maturity structure of just 3-5 years. While over the long-term, this difference in maturity structure will make virtually no difference, a year like 2002 can create substantial return discrepancies. In 2002, yields on bonds with maturities of 3-5 years fell substantially more than yields on 1-3 year or 7-10 year maturities. This made the compact maturity structure of the Merrill Lynch index extremely advantageous.

The Fund’s corporate bond allocation was also a contributing factor to the underperformance relative to the Index. By design, the JIC Funds place a greater emphasis on corporate bonds than the index to increase return potential through incremental income. The past year was very challenging for corporate bonds and they underperformed Treasury bonds substantially. However, the Fund’s focus on higher quality corporate bonds helped alleviate some of the underperformance.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. We believe the rising interest rates will benefit the laddered maturity structure of the Fund and contracting corporate bond yield spreads should benefit the Fund’s bond allocation.

The Fund maintains its focus on high quality securities as indicated by 98% of the securities in the Fund being rated “A” or higher as shown in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

JIC Institutional Bond Fund II Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund III	Performance Review – December 31, 2002

	JIC	Merrill Lynch
	Institutional	5-7 year Government
	Bond Fund III	Corporate Index

8/31/00	10000	10000
9/30/00	10061	10104
12/31/00	10449	10575
3/31/01	10827	10973
6/30/01	10819	10996
9/30/01	11487	11610
12/31/01	11269	11565
3/31/02	11116	11476
6/30/02	11583	11979
9/30/02	12281	12755
12/31/02	12505	13016

For periods ending December 31, 2002:

	Average Annual
	Total Returns (a)

	1 Year	2.3 Years (b)

JIC Institutional Bond Fund III	10.97%	9.63%
Merrill Lynch 5-7 year Government Corporate Index	12.54%	11.95%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Inception of the JIC Institutional Bond Fund III was August 31, 2000. The average annual total return numbers are not annualized.

[Quality Allocation]

AAA	47.68
AA	13.49
A	37.52
BBB	1.31

How did the JIC Institutional Bond Fund III perform relative to the market?

The JIC Institutional Bond Fund III had a total return of 10.97% for the year compared with 12.54% for the Merrill Lynch 5-7 Year Government Corporate Index and 9.66% for the Merrill Lynch 1-10 Year Government Corporate Index. Another exceptional year for the bond market was driven by lower interest rates as investors flocked to the safety of high quality bonds amid economic uncertainty, stock market weakness, corporate scandal, and geopolitical risks. The Fund lagged the Merrill Lynch Index not because it performed poorly, but because the Merrill Lynch Index had an exceptional year. The Fund actually outperformed the Lehman Aggregate Index (10.26%) and the average Lipper Intermediate Bond Fund (8.14%).

The Fund lagged the index for two main reasons: maturity structure and sector allocation. The maturity structure of the Fund is purposefully very different from the index to ensure tax efficiency. While the Fund contains laddered maturities from 1-15 years, the index has a compact maturity structure of just 5-7 years. While over the long-term, this difference in maturity structure will make virtually no difference, a year like 2002 can create substantial return discrepancies. In 2002, yields on bonds with maturities of 5-7 years fell substantially more than yields on 1-3 year or 7-15 year maturities. This made the compact maturity structure of the Merrill Lynch index advantageous.

The Fund’s corporate bond allocation was also a drag on performance. By design, the JIC Funds place a greater emphasis on corporate bonds than the index to increase return potential through incremental income. The past year was very challenging for corporate bonds and they underperformed Treasury bonds substantially. However, the Fund’s focus on higher quality corporate bonds alleviated much of the underperformance, though not all.

We believe the Fund is well positioned to benefit from the economic environment that appears to be unfolding for the upcoming year. With expectations for an improving economy, the bond market environment should consist of modestly higher rates and an improving situation for corporate bonds. We believe the rising interest rates will benefit the laddered maturity structure of the Fund and contracting corporate bond yield spreads should benefit the Fund’s bond allocation.

The Fund maintains its focus on high quality securities as indicated by 98% of the securities in the Fund being rated “A” or higher as shown in the Quality Allocation Chart on this page. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

JIC Institutional Bond Fund III Objective:	Income and Capital Preservation
Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2002

Fixed Income Securities — Bonds

	Face Value	Dollar Value

Finance
American General Finance Senior Notes, 6.750% Due 11/15/04	1,000,000	1,071,250
Associates Corporation, N.A., 5.750% Due 11/01/03	1,000,000	1,035,000
Citicorp, 7.125% Due 5/15/06	1,080,000	1,210,950
Household Finance Corporation, 6.000% Due 5/01/04	1,000,000	1,033,750
International Lease Finance Corporation, 5.850% Due 11/25/03	1,000,000	1,031,250
NBD Bancorp, 7.125% Due 5/15/07	625,000	721,875
Wells Fargo & Company, 7.250% Due 8/24/05	1,000,000	1,122,500

Total Finance: 16.1%		$7,226,575
Industrial
ALCOA, Inc., 7.250% Due 8/01/05	750,000	840,000
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	522,500
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,500,000	1,582,500
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	525,000
Conoco Funding Company, 5.450% Due 10/15/06	750,000	809,063
Dover Corporation Notes, 6.450% Due 11/15/05	1,000,000	1,105,000
Dupont EI Nemours, 6.750% Due 10/15/04	1,000,000	1,085,000
Eli Lilly, 6.250% Due 3/15/03	1,000,000	1,007,500
Emerson Electric Company, 7.875% Due 6/01/05	1,000,000	1,123,750
First Data Corporation Notes, 4.700% Due 11/01/06	1,000,000	1,047,500
General Electric Capital Corporation Notes, 5.000% Due 2/15/07	2,000,000	2,115,000
Pacific Bell Debentures, 6.875% Due 8/15/06	1,000,000	1,128,750
Sonoco Products, 5.875% Due 11/01/03	1,000,000	1,030,000
The Tribune Company, 5.750% Due 9/15/03	1,000,000	1,027,500

Total Industrial: 33.2%		$14,949,063
Utilities
Consolidated Edison Corporation, 6.375% Due 4/01/03	1,000,000	1,011,250
National Rural Utilities, 6.650% Due 10/01/05	1,000,000	1,102,500
South Carolina Electric and Gas, 6.250% Due 12/15/03	1,000,000	1,038,750

Total Utilities: 7.0%		$3,152,500
United States Government Agency Obligations
Federal Home Loan Bank, 5.375% Due 2/15/06	2,500,000	2,725,000
Federal Home Loan Mortgage Corporation, 4.000% Due 12/27/07	2,500,000	2,515,750
Federal Home Loan Mortgage Corporation, 5.250% Due 5/10/07	3,000,000	3,150,000
Federal National Mortgage Association, 3.550% Due 11/19/04	1,000,000	1,021,250
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	3,063,750
Federal National Mortgage Association, 4.350% Due 8/15/07	2,500,000	2,546,875
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,012,727

Total United States Government Agency Obligations: 35.7%		$16,035,352

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2002

Fixed Income Securities — Bonds

	Face Value	Dollar Value

United States Government Treasury Obligations
United States Treasury Note, 5.750% Due 8/15/03	1,500,000	1,541,895
United States Treasury Note, 7.875% Due 11/15/04	1,000,000	1,116,680

Total United States Government Treasury Obligations: 5.9%		$2,658,575
Total Fixed Income — Bonds: 97.9%		$44,022,065
(Fixed Income Identified Cost $42,338,027)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 0.84% yield		454,134

Total Cash Equivalents: 1.0%		$454,134
(Cash Equivalents Identified Cost $454,134)
Total Portfolio Value: 98.9%		$44,476,199
(Total Portfolio Identified Cost $42,792,161)
Other Assets Less Liabilities 1.1%		$492,760
Total Net Assets 100.0%		$44,968,959

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2002

Fixed Income Securities – Bonds

	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	580,000
American Express, 6.875% Due 11/01/05	500,000	558,750
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	535,625
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	517,500
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,190,000
Citicorp, 7.125% Due 5/15/06	500,000	560,625
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,258,750
Household Finance Corporation, 6.000% Due 5/01/04	500,000	516,875
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	515,625
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	571,250
NBD Bancorp, 7.125% Due 5/15/07	750,000	866,250
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	640,000	699,200
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	561,250

Total Finance: 19.8%		$8,931,700
Industrial
ALCOA, Inc., 7.250% Due 8/01/05	500,000	560,000
Allied Signal, 6.200% Due 2/01/08	500,000	553,750
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	522,500
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,055,000
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	525,000
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	483,075
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	552,500
Dupont EI Nemours, 6.750% Due 10/15/04	500,000	542,500
Eli Lilly, 6.250% Due 3/15/03	500,000	503,750
Emerson Electric Company, 7.875% Due 6/01/05	500,000	561,875
First Data Corporation Notes, 4.700% Due 11/01/06	750,000	785,625
General Electric Capital Corporation Notes, 6.000% Due 6/15/12	1,000,000	1,080,000
Gillette Company, 5.750% Due 10/15/05	500,000	544,375
IBM Corporation, 6.450% Due 8/01/07	500,000	565,625
Lowes Companies, Inc., 8.250% Due 6/01/10	390,000	482,625
McDonald’s Corporation, 5.950% Due 1/15/08	425,000	471,750
PPG Industries, 6.875% Due 8/01/05	500,000	547,500
The Tribune Company, 5.750% Due 9/15/03	500,000	513,750
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	588,750
Walt Disney Company, 5.800% Due 10/27/08	500,000	538,125

Total Industrial: 26.5%		$11,978,075
Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	560,625
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	591,875
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	505,625
GTE Corporation, 7.510% Due 4/01/09	500,000	568,125
National Rural Utilities, 5.700% Due 1/15/10	500,000	545,625
South Carolina Electric and Gas, 6.250% Due 12/15/03	500,000	519,375

Total Utilities: 7.3%		$3,291,250

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2002

Fixed Income Securities – Bonds

	Face Value	Dollar Value

United States Government Agency Obligations
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,258,668
Federal National Mortgage Association, 3.700% Due 11/1/07	2,000,000	2,042,500
Federal National Mortgage Association, 5.125% Due 2/13/04	2,000,000	2,083,756
Federal National Mortgage Association, 5.750% Due 4/15/03	1,000,000	1,012,727
Tennessee Valley Authority, 6.375% Due 6/15/05	2,000,000	2,200,000

Total United States Government Agency Obligations: 21.3%		$9,597,651
United States Government Agency Obligations — Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2453, 5.500% Due 5/15/12	435,767	436,046

Total United States Government Agency Obligations — Mortgage Backed Securities: 1.0%		$436,046
United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,000,000	1,096,562
United States Treasury Note, 5.500% Due 2/15/08	500,000	564,140
United States Treasury Note, 5.750% Due 8/15/03	500,000	513,965
United States Treasury Note, 5.875% Due 2/15/04	2,000,000	2,103,046
United States Treasury Note, 6.500% Due 8/15/05	1,750,000	1,957,403
United States Treasury Note, 6.625% Due 5/15/07	500,000	583,633
United States Treasury Note, 7.000% Due 7/15/06	1,000,000	1,159,414

Total United States Government Treasury Obligations: 17.7%		$7,978,163
Total Fixed Income — Bonds: 93.6%		$42,212,885
(Fixed Income Identified Cost $39,256,355)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 0.84% yield		2,319,237

Total Cash Equivalents: 5.1%		$2,319,237
(Cash Equivalents Identified Cost $2,319,237)
Total Portfolio Value: 98.7%		$44,532,122
(Total Portfolio Identified Cost $41,575,592)
Other Assets Less Liabilities 1.3%		$620,359
Total Net Assets 100.0%		$45,152,481

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2002

Fixed Income Securities — Bonds

	Face Value	Dollar Value

Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	580,000
American Express, 6.875% Due 11/01/05	500,000	558,750
American General Finance Senior Notes, 6.750% Due 11/15/04	500,000	535,625
American General Finance, 8.125% Due 8/15/09	500,000	585,625
Associates Corporation, N.A., 5.750% Due 11/01/03	500,000	517,500
Bank of America Subordinated Notes, 7.800% Due 2/15/10	1,000,000	1,190,000
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,258,750
Household Finance Corporation Global Issue, 6.000% Due 5/01/04	500,000	516,875
International Lease Finance Corporation, 5.850% Due 11/25/03	500,000	515,625
Marsh & McLennan Companies, 7.125% Due 6/15/09	500,000	571,250
Mellon Financial, 6.700% Due 3/01/08	500,000	568,125
National City Bank, 6.250% Due 3/15/11	500,000	548,125
Progressive Corporation Senior Notes, 6.375% Due 1/15/12	500,000	546,250
Suntrust Banks Inc., 7.750% Due 5/01/10	500,000	601,250
Wells Fargo & Company, 7.250% Due 8/24/05	500,000	561,250

Total Finance: 23.4%		$9,655,000
Industrial
ALCOA, Inc., 7.250% Due 8/01/05	500,000	560,000
Allied Signal, 6.200% Due 2/01/08	500,000	553,750
BP Capital Markets, PLC, 4.000% Due 4/29/05	500,000	522,500
Bristol Myers Squibb Notes, 4.750% Due 10/01/06	1,000,000	1,055,000
Cardinal Health Notes, 4.450% Due 6/30/05	500,000	525,000
Dayton Hudson Corporation, 9.625% Due 2/01/08	380,000	483,075
Dover Corporation Notes, 6.450% Due 11/15/05	500,000	552,500
Dupont EI Nemours, 6.750% Due 10/15/04	500,000	542,500
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	590,000
Emerson Electric Company, 7.875% Due 6/01/05	500,000	561,875
Gillette Company, 5.750% Due 10/15/05	500,000	544,375
IBM Corporation, 6.450% Due 8/01/07	500,000	565,625
Lowes Companies, Inc., 8.250% Due 6/01/10	500,000	618,750
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	639,375
Texaco Capital, 6.000% Due 6/15/05	500,000	546,875
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	588,750
Walt Disney Company, 5.800% Due 10/27/08	500,000	538,125
Washington Post, 5.500% Due 2/15/09	500,000	533,125

Total Industrial: 25.5%		$10,521,200
Utilities
Bellsouth Capital Funding, 7.750% Due 2/15/10	500,000	591,875
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	505,625
GTE Corporation, 7.510% Due 4/01/09	500,000	568,125
National Rural Utilities, 5.700% Due 1/15/10	500,000	545,625

Total Utilities: 5.4%		$2,211,250

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2002

Fixed Income Securities — Bonds

	Face Value	Dollar Value

United States Government Agency Obligations
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,088,876
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	607,500
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	545,296
Federal Home Loan Mortgage Corp., 5.950% Due 1/19/06	1,000,000	1,110,107
Federal Home Loan Mortgage Corp., 7.000% Due 3/15/10	500,000	599,714
Federal National Mortgage Association, 5.125% Due 2/13/04	1,000,000	1,041,878
Federal National Mortgage Association, 5.250% Due 1/15/09	500,000	547,034
Student Loan Mortgage Association, 7.375% Due 8/01/11	500,000	613,125

Total United States Government Agency Obligations: 14.9%		$6,153,530
United States Government Agency Obligations — Mortgage Backed Securities
Federal Home Loan Mortgage Corp., Series 2453, 5.500% Due 5/15/12	326,825	327,034
Federal Home Loan Mortgage Corp., Series 2517, 5.000% Due 5/15/13	1,977,255	2,038,106
Federal Home Loan Mortgage Corp., Series 2513, 5.500% Due 9/15/13	1,977,556	2,081,779
Government National Mortgage Association, 5.500% Due 2/15/17	1,058,441	1,106,733

Total United States Government Agency Obligations — Mortgage Backed Securities: 13.5%		$5,553,652
United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 8/15/11	1,500,000	1,644,843
United States Treasury Note, 5.500% Due 2/15/08	1,000,000	1,128,281
United States Treasury Note, 6.500% Due 2/15/10	1,000,000	1,195,312
United States Treasury Note, 7.000% Due 7/15/06	2,000,000	2,318,828

Total United States Government Treasury Obligations: 15.3%		$6,287,264
Total Fixed Income — Bonds: 98.0%		$40,381,896
(Fixed Income Identified Cost $36,740,649)
Cash Equivalents Dreyfus U.S. Treasury Prime Money Market Fund 0.84% yield		226,547

Total Cash Equivalents: 0.5%		$226,547
(Cash Equivalents Identified Cost $226,547)
Total Portfolio Value: 98.5%		$40,608,443
(Total Portfolio Identified Cost $36,967,196)
Other Assets Less Liabilities 1.5%		$590,373
Total Net Assets 100.0%		$41,198,816

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2002

Statement of Assets and Liabilities

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/02	12/31/02	12/31/02

Assets:
Investment Securities at Market Value*	$44,476,199	$44,532,122	$40,608,443
Dividends and Interest Receivable	$504,258	$631,875	$600,851
Total Assets	$44,980,457	$45,163,997	$41,209,294
Liabilities:
Accrued Management Fees	$11,498	$11,516	$10,478
Total Liabilities	$11,498	$11,516	$10,478
Net Assets	$44,968,959	$45,152,481	$41,198,816
Net Assets Consist of:
Paid in Capital	$44,233,923	$42,286,142	$37,634,946
Accumulated Undistributed Net Investment Income	$248	$524	$280
Accumulated Undistributed Net Realized Gain (Loss) from Security Transactions	($949,250)	($90,715)	($77,657)
Net Unrealized Gain (Loss) on Investments	$1,684,038	$2,956,530	$3,641,247

Net Assets	$44,968,959	$45,152,481	$41,198,816
Shares Outstanding	2,947,516	2,822,896	2,530,046
Offering, Redemption and Net Asset Value Per Share	$15.26	$16.00	$16.28
*Identified Cost of Securities	$42,792,161	$41,575,592	$36,967,196

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2002

Statement of Operations

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	12/31/02	12/31/02	12/31/02

Investment Income:
Interest	$2,415,960	$2,596,622	$2,385,170
Total Investment Income	$2,415,960	$2,596,622	$2,385,170
Expenses:
Management Fee	$137,741	$137,755	$125,017

Total Expenses	$137,741	$137,755	$125,017
Net Investment Income	$2,278,219	$2,458,867	$2,260,153
Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from Security Transactions	($941,004)	$637,415	$452,734
Net Unrealized Gain (Loss) on Investments	$1,367,826	$781,294	$1,655,345

Net Gain (Loss) on Investments	$426,822	$1,418,709	$2,108,079
Net Increase (Decrease) in Assets from Operations	$2,705,041	$3,877,576	$4,368,232

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2002

Statement of Changes in Net Assets

	Bond Funds

	Institutional Bond Fund I		Institutional Bond Fund II		Institutional Bond Fund III

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01

Operations:
Net Investment Income	$2,278,219	$2,825,577	$2,458,867	$2,797,140	$2,260,153	$2,560,059
Net Realized Gain (Loss) from Security Transactions	($941,004)	($8,213)	$637,415	($727,721)	$452,734	($530,293)
Net Unrealized Gain (Loss) on Investments	$1,367,826	($221,038)	$781,294	$1,117,464	$1,655,345	$760,397

Net Increase (Decrease) in Assets from Operations	$2,705,041	$2,596,326	$3,877,576	$3,186,883	$4,368,232	$2,790,163
Distributions to Shareholders:
Net Investment Income	($2,279,220)	($2,845,793)	($2,458,421)	($2,814,761)	($2,260,099)	($2,560,243)

Net (Decrease) in Assets from Distributions	($2,279,220)	($2,845,793)	($2,458,421)	($2,814,761)	($2,260,099)	($2,560,243)
Capital Share Transactions:
Proceeds From Sale of Shares	$7,949,600	$5,457,892	$5,914,808	$4,790,761	$5,318,220	$4,575,344
Net Asset Value of Shares Issued on Reinvestment of Dividends/Gains	$0	$0	$0	$0	$0	$0
Cost of Shares Redeemed	($8,727,814)	($9,314,287)	($8,284,967)	($7,080,967)	($7,776,556)	($6,666,453)

Net Increase (Decrease) in Assets from Capital Share Transactions	($778,214)	($3,856,395)	($2,370,159)	($2,290,206)	($2,458,336)	($2,091,109)
Net Change in Net Assets	($352,393)	($4,105,862)	($951,004)	($1,918,084)	($350,203)	($1,861,189)
Net Assets at Beginning of Period	$45,321,352	$49,427,214	$46,103,485	$48,021,569	$41,549,019	$43,410,208
Net Assets at End of Period	$44,968,959	$45,321,352	$45,152,481	$46,103,485	$41,198,816	$41,549,019

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund I

Selected Data for a Share Outstanding Throughout the Period:

	Year ended	Year ended	8/31/00 to
	12/31/02	12/31/2001	12/31/00

Net Asset Value Beginning of Period	$15.11	$15.21	$15.00
Operations:
Net Investment Income	$0.75	$0.91	$0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.15	($0.10)	$0.21

Total Operations	$0.90	$0.81	$0.48
Distributions:
Dividends from Net Investment Income	($0.75)	($0.91)	($0.27)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	($0.75)	($0.91)	($0.27)
Net Asset Value at End of Period	$15.26	$15.11	$15.21
Total Return	6.14%	5.42%	3.23%
Net Assets End of Period (Millions)	$44.97	$45.34	$49.43
Ratios
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets	4.98%	5.89%	6.88%
Portfolio Turnover Rate	56.13%	34.18%	4.04%

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund II

Selected Data for a Share Outstanding Throughout the Period:

	Year ended	Year ended	8/31/00 to
	12/31/02	12/31/2001	12/31/00

Net Asset Value Beginning of Period	$15.51	$15.40	$15.00
Operations:
Net Investment Income	$0.84	$0.93	$0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.49	$0.11	$0.40

Total Operations	$1.33	$1.04	$0.67
Distributions:
Dividends from Net Investment Income	($0.84)	($0.93)	($0.27)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	($0.84)	($0.93)	($0.27)
Net Asset Value at End of Period	$16.00	$15.51	$15.40
Total Return	8.85%	6.86%	4.49%
Net Assets End of Period (Millions)	$45.15	$46.12	$48.02
Ratios
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%
Ratio of Net Income to Average Net Assets	5.37%	5.89%	6.77%
Portfolio Turnover Rate	35.85%	12.03%	0.51%

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund III

Selected Data for a Share Outstanding Throughout the Period:

	Year ended	Year ended	8/31/00 to
	12/31/02	12/31/2001	12/31/00

Net Asset Value Beginning of Period	$15.49	$15.42	$15.00
Operations:
Net Investment Income	$0.86	$0.94	$0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	$0.79	$0.07	$0.42

Total Operations	$1.65	$1.01	$0.70
Distributions:
Dividends from Net Investment Income	($0.86)	($0.94)	($0.28)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00

Total Distributions	($0.86)	($0.94)	($0.28)
Net Asset Value at End of Period	$16.28	$15.49	$15.42
Total Return	10.97%	6.65%	4.72%
Net Assets End of Period (Millions)	$41.20	$41.55	$43.41
Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%
Ratio of Net Income to
Average Net Assets	5.44%	5.98%	7.09%
Portfolio Turnover Rate	36.53%	17.26%	2.79%

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 1 to 3 year bonds. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 3 to 5 year bonds. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 5 to 7 year bonds.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

Distributions:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Funds’ average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period January 1 – December 31, 2002 as indicated below.

Fund	Fee	Fee

JIC Institutional Bond Fund I	0.30%	$137,741
JIC Institutional Bond Fund II	0.30%	$137,755
JIC Institutional Bond Fund III	0.30%	$125,017

     The above description applies to the investment advisory agreement in effect prior to December 18, 2001, as well as those in effect on or after that date. On December 18, 2001, the shareholders approved a new agreement between the Adviser and the respective Funds after the acquisition of the assets of the Johnson Investment Counsel, Inc. by a corporation formed by a group of its employees. The new agreement is identical in all material aspects to the old agreement, with the exception of the dates of execution, effectiveness and termination.

NOTES TO THE FINANCIAL STATEMENTS

4) Related Party Transactions:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 12 months ending December 31, 2002 of $6,000 for his responsibilities as Trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $18,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III. The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2002, Covie and Company could be deemed to beneficially own (because of its control or discretion over) in aggregate more than 25% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During January 1 through December 31, 2002, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

JIC Institutional Bond Fund I	$11,552,355	$11,582,100	$13,574,688	$12,841,576
JIC Institutional Bond Fund II	$11,748,893	$7,513,700	$3,928,856	$9,523,333
JIC Insitutional Bond Fund III	$7,902,746	$8,017,615	$6,708,626	$6,799,940

6) Capital Share Transactions:

As of December 31, 2002, there were an unlimited number of capital shares authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 – December 31, 2002:

	JIC	JIC	JIC
	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shares Sold to Investors	524,564	377,603	339,059
Shares Issued on Reinvestment Dividends	0	0	0

Subtotal	524,564	377,603	339,059
Shares Redeemed	(576,490)	(527,681)	(491,840)

Net Increase/(Decrease) During Period	(51,926)	(150,078)	(152,781)
Shares Outstanding:
December 31, 2001 (Beginning of Period)	2,999,442	2,972,974	2,682,827
December 31, 2002 (End of Period)	2,947,516	2,822,896	2,530,046

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on December 31, 2002 was the same as identified cost. As of December 31, 2002 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

JIC Institutional Bond Fund I	$1,684,038	($0.00)	$1,684,038
JIC Institutional Bond Fund II	$2,959,370	($2,840)	$2,956,530
JIC Institutional Bond Fund III	$3,651,547	($10,300)	$3,641,247

NOTES TO THE FINANCIAL STATEMENTS

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9) Net Investment Income and Net Realized Capital Losses:

As of December 31, 2002, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($33) expiring in 2008, ($8,213) expiring in 2009 and ($941,004) expiring in 2010. To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2002, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($90,715) expiring in 2009. To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2002, the JIC Institutional Bond Fund III had accumulated net realized capital loss carryovers of ($77,657) expiring in 2009. To the extent that the JIC Institutional Bond Fund III realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

10) Distribution to Shareholders:

Johnson Institutional Bond Fund I
The tax character of distributions paid are as follows:	2002	2001

Distribution paid from:
Undistributed Ordinary Income	2,279,220	2,845,793
Undistributed Long-Term Capital Gain	0	0
Undistributed Short-Term Capital Gain	0	0

Total distribution paid	2,279,220	2,845,793

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)	248
Undistributed Long-Term Capital Gain	(949,250)
Unrealized Appreciation/(Depreciation)	1,684,038

Total distributable earnings on a tax basis	735,036

Johnson Institutional Bond Fund II
The tax character of distributions paid are as follows:	2002	2001

Distribution paid from:
Undistributed Ordinary Income	2,458,421	2,814,761
Undistributed Long-Term Capital Gain	0	0
Undistributed Short-Term Capital Gain	0	0

Total distribution paid	2,458,421	2,814,761

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)	524
Undistributed Long-Term Capital Gain	(90,715)
Unrealized Appreciation/(Depreciation)	2,956,530

Total distributable earnings on a tax basis	2,866,339

Johnson Institutional Bond Fund III
The tax character of distributions paid are as follows:	2002	2001

Distribution paid from:
Undistributed Ordinary Income	2,260,099	2,560,243
Undistributed Long-Term Capital Gain	0	0
Undistributed Short-Term Capital Gain	0	0

Total distribution paid	2,260,099	2,560,243

     As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)	280
Undistributed Long-Term Capital Gain	(77,657)
Unrealized Appreciation/(Depreciation)	3,641,247

Total distributable earnings on a tax basis	3,563,870

INDEPENDENT AUDITOR’S REPORT

To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III (three of the portfolios constituting the Johnson Mutual Funds Trust (“the Trust”)) as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios of the Johnson Mutual Funds Trust as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA’s, Inc.
Westlake, Ohio
January 22, 2003

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Fund is provided below. Trustees who are not deemed to be interested persons of the Fund, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Fund are referred to as Interested Trustees.

				Number of	Other
	Current	Term of		Portfolios	Directorships
	Position	Office and		Overseen	Held Outside
	Held with	Length of	Principal Occupation during	within Fund	Fund
Name, Address, and Age	Fund	Time Served	past 5 years	Complex	Complex

Interested Trustees Timothy E. Johnson (60) 3777 West Fork Rd. Cincinnati, OH 45247	President and Trustee	Since 1993	President and a Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	8	Director, Kendle International, Inc.

Independent Trustees

John W. Craig (68) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Retired Director of Affairs of R.A. Jones and Company Inc. President of McSwain Carpets, Inc.	8	None

Ronald H. McSwain (60) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	until 2001; partner of P & R Realty, a real-estate development partnership, since 1984	8	None

Kenneth S. Shull (73) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 1993	Retired plant engineer at The Procter and Gamble Company	8	None

Officers

Dale H. Coates (44) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Director of Research and Portfolio Manager of the Trust’s Adviser	8	None

Richard T. Miller (56) 3777 West Fork Rd. Cincinnati, OH 45247	Vice President	Since 1993	Portfolio Manager of the Trust’s Adviser	8	None

Marc E. Figgins (38) 3777 West Fork Rd. Cincinnati, OH 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc. since July 2001. Director, BISYS Fund Services from January 2001 to July 2001. Mutual Funds Manager, McDonald Investments from 1991 to 2000.	8	None

David C. Tedford (49) 3777 West Fork Rd. Cincinnati, OH 45247	Secretary	Since 1993	Vice President of Operations of the Trust’s Adviser	8	None

Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and an officer of the Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170.

Trustees and Officers
Timothy E. Johnson	Trustee, President
John W. Craig	Independent Trustee
Ronald H. McSwain	Independent Trustee
Kenneth S. Shull	Independent Trustee
Dale H. Coates	Vice President
Richard T. Miller	Vice President
David C. Tedford	Secretary
Marc E. Figgins	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel
Thompson Hine, L.L.P.
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act 811-7254